Condensed Consolidated Statements of Stockholder Equity - USD ($) $ in Millions	Common Stock	Additional Paid-in Capital Adoption of ASC 326	Additional Paid-in Capital	Accumulated Deficit Adoption of ASC 326	Accumulated Deficit	Accumulated Other Comprehensive Loss Adoption of ASC 326	Accumulated Other Comprehensive Loss	Adoption of ASC 326	Total
Balance at Dec. 31, 2017	$ 1.1		$ 112.2		$ (153.0)		$ (4.6)		$ (44.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity contributions			16.7						16.7
Pension plans and post-employment benefits							(11.1)		(11.1)
Cash flow hedging activities, net of tax							0.9		0.9
Foreign currency translation adjustments							(80.0)		(80.0)
Net income (loss)					(239.1)				(239.1)
Exchange of preferred equity certificates for ordinary shares			16.7						16.7
Balance at Dec. 31, 2018	1.1		128.9		(392.1)		(94.8)		(356.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Pension plans and post-employment benefits							(2.7)		(2.7)
Cash flow hedging activities, net of tax							3.2		3.2
Foreign currency translation adjustments							29.8		29.8
Net income (loss)					(109.0)				(109.0)
Conversion of debenture loans to equity	1.1		113.2						114.3
Equity redemptions			(1.3)				(1.3)
Share-based compensation			1.4						1.4
Balance at Dec. 31, 2019	2.2		242.2		(501.1)		(64.5)		(321.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash flow hedging activities, net of tax		$ 0.0		$ 0.0		$ (21.8)		$ 0.0	(21.8)
Foreign currency translation adjustments			0.0		0.0		(99.7)		(99.7)
Net income (loss)			0.0		33.3		0.0		33.3
Balance at Sep. 30, 2020		0.0	247.2	(5.7)	(473.5)	0.0	(187.2)	(5.7)	(411.3)
Balance at Dec. 31, 2019	2.2		242.2		(501.1)		(64.5)		(321.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity contributions			5.0						5.0
Pension plans and post-employment benefits							(29.0)		(29.0)
Cash flow hedging activities, net of tax							(19.8)		(19.8)
Foreign currency translation adjustments							(99.4)		(99.4)
Net income (loss)					(38.5)				(38.5)
Exchange of preferred equity certificates for ordinary shares			5.0						$ 5.0
Adoption of new accounting standard Topic ASC 326									us-gaap:AccountingStandardsUpdate201613Member
Balance at Dec. 31, 2020	2.2		247.2	(5.7)	(545.3)		(212.7)	(5.7)	$ (508.6)
Balance at Jun. 30, 2020			242.2		(486.5)		(158.4)		(400.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash flow hedging activities, net of tax			0.0		0.0		1.5		1.5
Foreign currency translation adjustments			0.0		0.0		(29.5)		(29.5)
Net income (loss)			0.0		13.0		0.0		13.0
Balance at Sep. 30, 2020		$ 0.0	247.2	(5.7)	(473.5)	$ 0.0	(187.2)	(5.7)	(411.3)
Balance at Dec. 31, 2020	$ 2.2		247.2	$ (5.7)	(545.3)		(212.7)	$ (5.7)	(508.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity contributions			620.9		0.0		0.0		620.9
Cash flow hedging activities, net of tax			0.0		0.0		1.0		1.0
Foreign currency translation adjustments			0.0		0.0		31.3		31.3
Net income (loss)			0.0		(139.1)		0.0		(139.1)
Share-based compensation			67.1		0.0		0.0		67.1
Effect of reorganization transactions			(39.6)		0.0		0.0		(41.8)
Issuance of ordinary shares sold in IPO, net of offering costs			725.7		0.0		0.0		725.7
Exchange of preferred equity certificates for ordinary shares			620.9		0.0		0.0		620.9
Conversion of share-based awards			68.1		0.0		0.0		68.1
Tax receivable agreement			(255.7)		0.0		0.0		(255.7)
Adoption of new accounting standard Topic ASC 326								us-gaap:AccountingStandardsUpdate201613Member
Balance at Sep. 30, 2021			1,433.7		(684.4)		(180.4)		568.9
Balance at Jun. 30, 2021			1,419.8		(642.3)		(153.3)		624.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash flow hedging activities, net of tax			0.0		0.0		(4.1)		(4.1)
Foreign currency translation adjustments			0.0		0.0		(23.0)		(23.0)
Net income (loss)			0.0		(42.1)		0.0		(42.1)
Share-based compensation			13.9		0.0		0.0		13.9
Balance at Sep. 30, 2021			$ 1,433.7		$ (684.4)		$ (180.4)		$ 568.9